Stock-Based Compensation - Additional Information (Details) $ in Millions		12 Months Ended
	Jun. 03, 2021 USD ($) d shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 02, 2021 shares
Market Condition Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares) | shares	12,800,000	12,831,184
Common stock threshold consecutive trading days | d	20
Percentage of vesting awards during period	50.00%
Unrecognized compensation cost | $		$ 42.0
Weighted-average period over which unrecognized compensation cost is expected to be recognized		3 years 3 months 18 days
Grant date	Jun. 03, 2021
End date of performance period	Jun. 03, 2024
Remaining service period		2 years 4 months 24 days
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense | $		$ 23.5	$ 0.5	$ 0.2
Unrecognized compensation expenses | $		$ 62.5
Employee | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU granted (in shares) | shares		5,188,722
Vesting period		4 years
2017 Profits Interest Units Plan | Profit Interest Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense | $	$ 1.0
2021 Stock Option and Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares) | shares					52,000,000.0
2021 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense | $		$ 4.5
Number of shares authorized (in shares) | shares					4,700,000
Cumulatively increase of common stock reserved and available for issuance (in shares) | shares					15,000,000.0
Percentage of cumulative increase of common stock capital shares reserved for future issuance over common stock issued and outstanding					1.00%